Note 12 (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments Designated At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
ASSETS
Debt securities	7.2.2	1,006	836	955
Total assets	8.1	1,006	836	955
LIABILITIES
Customer deposits		897	934	717
Debt certificates issued		5,997	4,597	3,977
Other financial liabilities: Unit-linked products		11,524	9,420	8,605
Total liabilities	8.1	18,417	14,952	13,299